Variable Portfolio – Partners Small Cap Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 9.7%
Automobile Components 0.9%
Dorman Products, Inc.(a)	10,303	1,075,221
Patrick Industries, Inc.	16,280	1,808,220
Total		2,883,441
Broadline Retail 0.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,224	941,017
Diversified Consumer Services 0.3%
OneSpaWorld Holdings Ltd.	50,419	1,157,116
Hotels, Restaurants & Leisure 2.8%
Black Rock Coffee Bar, Inc., Class A(a)	31,817	411,076
Brinker International, Inc.(a)	16,712	2,385,972
Cava Group, Inc.(a)	13,866	1,121,759
Dutch Bros, Inc., Class A(a)	27,540	1,395,176
Kura Sushi USA, Inc., Class A(a)	15,840	1,105,474
Life Time Group Holdings, Inc.(a)	62,044	1,671,465
Shake Shack, Inc., Class A(a)	12,848	1,136,663
Total		9,227,585
Household Durables 2.5%
Cavco Industries, Inc.(a)	6,128	2,967,729
Installed Building Products, Inc.	13,065	3,464,185
TopBuild Corp.(a)	5,842	2,052,294
Total		8,484,208
Specialty Retail 2.2%
Boot Barn Holdings, Inc.(a)	20,707	3,030,677
Five Below, Inc.(a)	9,594	2,192,037
Revolve Group, Inc.(a)	87,033	1,967,816
Total		7,190,530
Textiles, Apparel & Luxury Goods 0.7%
Figs, Inc., Class A(a)	70,587	1,042,570
Kontoor Brands, Inc.	19,621	1,379,160
Total		2,421,730
Total Consumer Discretionary		32,305,627
Consumer Staples 1.7%
Beverages 0.8%
Vita Coco Co., Inc. (The)(a)	52,795	2,529,409
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.3%
The Chefs’ Warehouse(a)	16,469	979,082
Food Products 0.6%
Freshpet, Inc.(a)	22,735	1,340,456
Vital Farms, Inc.(a)	52,338	739,012
Total		2,079,468
Total Consumer Staples		5,587,959
Energy 3.2%
Energy Equipment & Services 1.9%
Archrock, Inc.	56,729	1,974,169
Kodiak Gas Services, Inc.	22,850	1,332,612
Solaris Energy Infrastructure, Inc., Class A	10,966	619,689
TechnipFMC PLC	31,827	2,200,200
Total		6,126,670
Oil, Gas & Consumable Fuels 1.3%
Matador Resources Co.	22,927	1,448,528
Range Resources Corp.	64,593	2,918,312
Total		4,366,840
Total Energy		10,493,510
Financials 8.9%
Banks 0.7%
Bancorp, Inc. (The)(a)	27,412	1,472,847
Coastal Financial Corp.(a)	11,673	888,315
Total		2,361,162
Capital Markets 5.4%
Evercore, Inc., Class A	5,782	1,725,985
Hamilton Lane, Inc., Class A	17,890	1,778,266
Houlihan Lokey, Inc., Class A	20,187	2,899,257
Piper Sandler Cos.	32,519	2,489,329
StepStone Group, Inc., Class A	43,153	2,059,261
StoneX Group, Inc.(a)	50,208	4,049,275
Victory Capital Holdings, Inc., Class A	16,676	1,091,945
WisdomTree, Inc.	119,680	1,742,541
Total		17,835,859

Variable Portfolio – Partners Small Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.8%
Dave, Inc.(a)	7,638	1,329,700
Enova International, Inc.(a)	10,210	1,386,824
Total		2,716,524
Financial Services 0.6%
Flywire Corp.(a)	95,345	1,109,816
Remitly Global, Inc.(a)	70,316	1,101,852
Total		2,211,668
Insurance 1.4%
Palomar Holdings, Inc.(a)	15,699	1,876,030
Skyward Specialty Insurance Group, Inc.(a)	61,594	2,690,426
Total		4,566,456
Total Financials		29,691,669
Health Care 21.4%
Biotechnology 10.2%
Alkermes PLC(a)	104,828	3,706,718
Apogee Therapeutics, Inc.(a)	14,986	1,261,372
Centessa Pharmaceuticals PLC, ADR(a)	15,309	608,073
CG Oncology, Inc.(a)	22,200	1,502,496
Cytokinetics, Inc.(a)	41,238	2,717,997
Denali Therapeutics, Inc.(a)	85,713	1,645,690
Dianthus Therapeutics, Inc.(a)	12,176	1,021,810
Erasca, Inc.(a)	46,916	759,101
Ionis Pharmaceuticals, Inc.(a)	14,504	1,089,105
Krystal Biotech, Inc.(a)	3,817	986,007
Madrigal Pharmaceuticals, Inc.(a)	8,936	4,677,728
Mineralys Therapeutics, Inc.(a)	29,191	790,784
Mirum Pharmaceuticals, Inc.(a)	29,601	2,734,540
Protagonist Therapeutics, Inc.(a)	45,154	4,759,232
PTC Therapeutics, Inc.(a)	24,740	1,685,536
Revolution Medicines, Inc.(a)	11,859	1,153,288
Vaxcyte, Inc.(a)	30,727	1,785,546
Xenon Pharmaceuticals, Inc.(a)	17,781	1,033,965
Total		33,918,988
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.9%
Glaukos Corp.(a)	34,906	3,757,980
iRhythm Holdings, Inc.(a)	10,918	1,288,542
Kestra Medical Technologies Ltd.(a)	35,015	697,849
LeMaitre Vascular, Inc.	17,129	1,869,973
PROCEPT BioRobotics Corp.(a)	34,823	870,923
TransMedics Group, Inc.(a)	10,537	1,047,483
Total		9,532,750
Health Care Providers & Services 6.3%
BrightSpring Health Services, Inc.(a)	41,393	1,763,756
Ensign Group, Inc. (The)	18,845	3,797,267
Guardant Health, Inc.(a)	58,067	5,363,649
HealthEquity, Inc.(a)	28,382	2,371,884
Lumexa Imaging Holdings, Inc.(a)	43,504	374,134
Option Care Health, Inc.(a)	57,492	1,547,685
Pennant Group, Inc. (The)(a)	36,768	1,120,689
RadNet, Inc.(a)	82,489	4,610,310
Total		20,949,374
Health Care Technology 0.4%
HeartFlow, Inc.(a)	15,234	370,643
Waystar Holding Corp.(a)	34,568	833,435
Total		1,204,078
Life Sciences Tools & Services 0.2%
Repligen Corp.(a)	6,959	819,909
Pharmaceuticals 1.4%
Axsome Therapeutics, Inc.(a)	7,518	1,270,692
Crinetics Pharmaceuticals, Inc.(a)	30,452	1,106,017
Definium Therapeutics, Inc.(a)	37,621	711,037
Ligand Pharmaceuticals, Inc.(a)	6,123	1,222,457
WaVe Life Sciences Ltd.(a)	36,173	262,254
Total		4,572,457
Total Health Care		70,997,556
Industrials 27.9%
Aerospace & Defense 5.5%
FTAI Aviation Ltd.	7,750	1,898,750
Karman Holdings, Inc.(a)	34,715	2,778,935
Loar Holdings, Inc.(a)	53,824	3,083,577
Mercury Systems, Inc.(a)	24,289	1,770,911
Variable Portfolio – Partners Small Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Moog, Inc., Class A	15,308	4,479,733
Voyager Technologies, Inc., Class A(a)	28,856	674,942
VSE Corp.	20,287	3,740,923
Total		18,427,771
Building Products 3.2%
CSW Industrials, Inc.	15,129	3,942,315
Griffon Corp.	22,344	1,623,962
Modine Manufacturing Co.(a)	15,157	3,284,673
Simpson Manufacturing Co., Inc.	9,422	1,617,004
Total		10,467,954
Commercial Services & Supplies 1.4%
Casella Waste Systems, Inc., Class A(a)	58,550	4,645,357
Construction & Engineering 7.9%
Centuri Holdings, Inc.(a)	36,999	1,080,741
Construction Partners, Inc., Class A(a)	22,571	2,508,089
Dycom Industries, Inc.(a)	8,129	2,754,268
Everus Construction Group, Inc.(a)	10,344	1,221,212
Fluor Corp.(a)	13,578	633,414
IES Holdings, Inc.(a)	6,672	3,179,008
Limbach Holdings, Inc.(a)	28,300	2,208,815
MYR Group, Inc.(a)	9,579	2,704,343
Primoris Services Corp.	26,572	3,800,859
Solv Energy, Inc.. Class A(a)	37,022	1,111,771
Sterling Infrastructure, Inc.(a)	12,548	5,110,424
Total		26,312,944
Electrical Equipment 1.5%
Nextpower, Inc., Class A(a)	41,841	5,043,933
Ground Transportation 1.1%
Saia, Inc.(a)	10,554	3,707,409
Machinery 6.2%
CECO Environmental Corp.(a)	29,425	1,753,142
EnPro, Inc.	12,186	3,054,421
ESCO Technologies, Inc.	10,178	2,863,784
Federal Signal Corp.	20,885	2,258,504
Franklin Electric Co., Inc.	23,165	2,135,118
Helios Technologies, Inc.	13,397	866,920
RBC Bearings, Inc.(a)	4,610	2,503,783
SPX Technologies, Inc.(a)	10,117	2,022,793
Common Stocks (continued)
Issuer	Shares	Value ($)
Timken Co. (The)	13,641	1,371,875
Watts Water Technologies, Inc., Class A	6,543	1,899,367
Total		20,729,707
Trading Companies & Distributors 1.1%
Herc Holdings, Inc.	10,488	1,044,080
McGrath Rentcorp	12,290	1,355,341
Watsco, Inc.	3,077	1,119,382
Total		3,518,803
Total Industrials		92,853,878
Information Technology 21.3%
Communications Equipment 0.4%
Applied Optoelectronics, Inc.(a)	14,230	1,203,716
Electronic Equipment, Instruments & Components 6.3%
Advanced Energy Industries, Inc.	8,444	2,724,963
Badger Meter, Inc.	11,959	1,821,954
Fabrinet(a)	4,703	2,452,709
Itron, Inc.(a)	14,201	1,272,836
Mirion Technologies, Inc.(a)	220,728	4,103,334
Novanta, Inc.(a)	31,104	3,673,693
OSI Systems, Inc.(a)	8,008	2,126,204
Plexus Corp.(a)	7,863	1,592,572
Vontier Corp.	29,071	1,031,148
Total		20,799,413
IT Services 0.8%
DigitalOcean Holdings, Inc.(a)	33,008	2,831,426
Semiconductors & Semiconductor Equipment 9.3%
Allegro MicroSystems, Inc.(a)	91,972	2,899,877
Ambiq Micro, Inc.(a)	36,759	934,046
Camtek Ltd.(a)	11,912	1,805,978
Credo Technology Group Holding Ltd.(a)	33,153	3,112,072
Formfactor, Inc.(a)	21,143	2,050,660
Impinj, Inc.(a)	7,881	809,379
Lattice Semiconductor Corp.(a)	66,038	6,125,685
MACOM Technology Solutions Holdings, Inc.(a)	10,674	2,370,375
Onto Innovation, Inc.(a)	26,120	5,356,428
Rambus, Inc.(a)	26,512	2,280,827

Variable Portfolio – Partners Small Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SiTime Corp.(a)	6,314	2,180,540
Veeco Instruments, Inc.(a)	33,167	1,123,035
Total		31,048,902
Software 4.5%
Braze, Inc., Class A(a)	45,313	1,069,840
Descartes Systems Group, Inc. (The)(a)	25,811	1,847,035
Gitlab, Inc., Class A(a)	32,015	692,805
Intapp, Inc.(a)	30,739	789,685
JFrog Ltd.(a)	60,854	2,855,878
Klaviyo, Inc.(a)	68,853	1,339,879
Procore Technologies, Inc.(a)	37,609	2,143,713
SailPoint, Inc.(a)	98,663	1,306,298
ServiceTitan, Inc., Class A(a)	32,964	2,091,896
Tenable Holdings, Inc.(a)	53,847	910,822
Total		15,047,851
Total Information Technology		70,931,308
Materials 3.3%
Chemicals 1.5%
Hawkins, Inc.	14,651	2,250,394
Ingevity Corp.(a)	19,421	1,383,358
Solstice Advanced Materials, Inc.	15,315	1,166,390
Total		4,800,142
Construction Materials 0.7%
Knife River Corp.(a)	14,034	1,145,876
United States Lime & Minerals, Inc.	10,099	1,319,030
Total		2,464,906
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.1%
Materion Corp.	24,457	3,537,705
Total Materials		10,802,753
Real Estate 0.7%
Industrial REITs 0.7%
Terreno Realty Corp.	37,007	2,272,970
Total Real Estate		2,272,970
Total Common Stocks (Cost $290,017,814)		325,937,230

Rights 0.0%

Health Care 0.0%
Pharmaceuticals 0.0%
Sanofi SA(a),(b),(c)	6,354	2,542
Total Health Care		2,542
Total Rights (Cost $—)		2,542

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(d),(e)	6,866,396	6,863,650
Total Money Market Funds (Cost $6,863,664)		6,863,650
Total Investments in Securities (Cost: $296,881,478)		332,803,422
Other Assets & Liabilities, Net		(450,266)
Net Assets		332,353,156
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $2,542, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Sanofi SA	07/17/2025	6,354	—	2,542

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Variable Portfolio – Partners Small Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	6,231,496	35,295,042	(34,662,874)	(14)	6,863,650	(83)	66,867	6,866,396
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Partners Small Cap Growth Fund  | 2026

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1QT7057_(05/26)